Loans Payable (Details) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended							12 Months Ended				0 Months Ended				12 Months Ended								0 Months Ended								12 Months Ended								0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 China Merchants Bank term loan USD ($)	Dec. 31, 2013 China Merchants Bank term loan CNY	Dec. 13, 2012 Industrial and Commercial Bank of China Limited USD ($)	Dec. 13, 2012 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2013 Industrial and Commercial Bank of China Limited	Dec. 31, 2013 Industrial and Commercial Bank of China Limited CNY	Dec. 31, 2012 Industrial and Commercial Bank of China Limited USD ($)	Dec. 31, 2012 Industrial and Commercial Bank of China Limited CNY	Dec. 10, 2012 Industrial and Commercial Bank of China Limited	Dec. 31, 2013 Industrial and Commercial Bank of China Limited Sinovac Beijing USD ($)	Dec. 31, 2013 Industrial and Commercial Bank of China Limited Sinovac Beijing CNY	Dec. 31, 2013 China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2013 China Construction Bank - Sinovac Beijing CNY	Dec. 31, 2012 China Construction Bank - Sinovac Beijing USD ($)	Dec. 31, 2012 China Construction Bank - Sinovac Beijing CNY	Dec. 20, 2013 China Construction Bank Loan for Changping facility USD ($)	Dec. 20, 2013 China Construction Bank Loan for Changping facility CNY	Jun. 20, 2013 China Construction Bank Loan for Changping facility USD ($)	Jun. 20, 2013 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2013 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2013 China Construction Bank Loan for Changping facility CNY	Dec. 31, 2012 China Construction Bank Loan for Changping facility USD ($)	Dec. 31, 2013 China Construction Bank Loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2013 China Construction Bank Loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2013 Bank of China credit facility USD ($)	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian USD ($)	Dec. 17, 2012 Bank of China credit facility Sinovac Dalian CNY	Sep. 24, 2013 Bank of China term loan Sinovac Dalian USD ($)	Sep. 24, 2013 Bank of China term loan Sinovac Dalian CNY	Mar. 13, 2013 Bank of China term loan Sinovac Dalian USD ($)	Mar. 13, 2013 Bank of China term loan Sinovac Dalian CNY	Dec. 31, 2013 Bank of China term loan Sinovac Dalian USD ($)	Dec. 31, 2013 Bank of China term loan Sinovac Dalian CNY	Dec. 31, 2013 Bank of Beijing Line of Credit USD ($)	Dec. 31, 2013 Bank of Beijing Line of Credit CNY	Dec. 31, 2013 Bank of Beijing loan for Changping facility USD ($) item	Dec. 31, 2012 Bank of Beijing loan for Changping facility USD ($)	Dec. 31, 2013 Bank of Beijing loan for Changping facility CNY	Dec. 31, 2013 Bank of Beijing loan for Changping facility Sinovac Beijing USD ($)	Dec. 31, 2013 Bank of Beijing loan for Changping facility Sinovac Beijing CNY	Dec. 31, 2013 Bank of Beijing Letters of Credit Facility USD ($)	Dec. 31, 2013 Bank of Beijing Letters of Credit Facility CNY	Dec. 31, 2012 Bank of Beijing Letters of Credit Facility USD ($)	Feb. 25, 2013 Beijing Zhongguancun Development Group CNY	Dec. 31, 2013 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group CNY	Dec. 31, 2013 Beijing Zhongguancun Development Group CNY	Feb. 25, 2013 Beijing Zhongguancun Development Group USD ($)	Dec. 31, 2012 Beijing Zhongguancun Development Group USD ($)
Bank Loans and Other Debt
Bank loan	$ 3,304			$ 1,652																								$ 1,652
Current portion of long-term debt	12,913	3,329								3,211					518		118						330																12,065
Loans payable- current portion	16,217	3,329																					330	2,000
Total Bank Loan																							14,536	88,000	14,446														24,130	14,892	146,000
Loans payable - non-current portion	32,146	31,181													4,145		1,065						14,206		14,446														12,065	14,892								1,730				778
Term of debt instrument																	3 years	3 years
Amount drawn															5,121	31,000
Interest rate amount over base rate (as a percent)				10.00%	10.00%			10.00%	10.00%	10.00%	10.00%
Basis of interest rate				prime rate of a one-year term loan published by the People's Bank of China	prime rate of a one-year term loan published by the People's Bank of China			Bank of China's prime rate of a one year term loan	Bank of China's prime rate of a one year term loan	Bank of China's prime rate of a one year term loan	Bank of China's prime rate of a one year term loan				prime lending rate	prime lending rate	prime lending rate	prime lending rate					bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months														bank prime lending rate adjusted every 12 months	bank prime lending rate adjusted every 12 months
Term after which variable rate basis is to be adjusted																							12 months	12 months	12 months														12 months	12 months
Maximum borrowing capacity				1,652	10,000				20,000	3,211	20,000				8,259	50,000	8,259	50,000											33,038	20,000							33,038	200,000						13,200	80,000
Number of installments in which loan is repayable																																							4
Financing fee rate (as a percent)										1.20%	1.20%	1.456%
Current interest rate (as a percent)										7.80%	7.80%	8.672%			6.15%	6.15%	6.15%	6.15%					6.40%	6.40%	6.90%														6.40%	6.40%								0.36%
Percentage of debt repayable in 2013															10.00%	10.00%
Percentage of debt repayable in 2014															10.00%	10.00%
Debt covenant, debt to total assets ratio not higher than															85.00%	85.00%
Debt covenant, current ratio not lower than															100.00%	100.00%
Debt covenant, contingent liability not higher than															15,032	91,000
Debt covenant, gearing ratio not higher than															0.10	0.10
Amount pledged as collateral													5,600	35,000												7,760	47,000								9,911	60,000						20,893	126,500
Letters of credit issued																																												0		0
Repayment of debt	4,089	4,755	10,659												458				165	1,000	165	1,000																										0
Amount mature in 2014	16,217	3,329																					330	2,000
Face amount of debt instrument																																															12,000	1,982		12,000	1,982
Amount drawn/ received	16,800	16,787	11,392			3,211	20,000								3,938																826	5,000	826	5,000					9,238								6,000		6,000
Interest rate (as a percent)																																			7.40%	7.40%
Ownership of profits from intellectual property, percentage to which lender is entitled																																																10.62%
Effective interest rate used to calculate fair value differential (as a percent)																																																6.90%
Fair value differential																																																383				216
Aggregate annual principal payments of loans payable
Within 1 year	16,217	3,329																					330	2,000
Between 1 and 2 years	30,416
Between 2 and 3 years	1,730
Total	48,363
Weighted average effective interest rate (as a percent)	7.00%	7.00%	6.60%
Interest costs incurred, net of interest subsidies received	2,942	1,955	1,440
Interest costs capitalized in property, plant and equipment	116	1,306	252
Interest subsidies received		$ 1,458	$ 712